LICENSING AND COLLABORATION ARRANGEMENTS - Financial Information (Details) - Research and development expense $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Licensing Agreement with MorphoSys [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestones	$ 1,500
Licensing Agreement with MacroGenics [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Milestones	$ 4,484